Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series A One Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]
Balance at Dec. 31, 2017					$ 36,315
Balance (in shares) at Dec. 31, 2017					46,068,750
Balance at Dec. 31, 2017	$ (22,281)		$ 656	$ (22,937)
Balance (in shares) at Dec. 31, 2017		720,671
Issuance of Series B preferred stock					$ 24,480
Issuance of Series B preferred stock (Shares)					30,599,992
Series A-1 preferred stock accretion	(98)		(98)		$ 98
Series A-1 and Series B preferred stock dividends and accretion	(98)
Stock-based compensation expense	326		326
Conversion of Series A-1 preferred stock					(168,750)
Conversion of Series A-1 preferred stock		13,959
Vesting of restricted common stock		137,188
Exercise of options to purchase common stock	22		22
Exercise of options to purchase common stock (Shares)		9,558
Net loss	(18,046)			(18,046)
Balance at Dec. 31, 2018					$ 60,893
Balance (in shares) at Dec. 31, 2018					76,499,992	0
Balance at Dec. 31, 2018	(40,077)		906	(40,983)
Balance (in shares) at Dec. 31, 2018		881,376
Series A-1 preferred stock accretion	(31)		(31)		$ 31
Stock-based compensation expense	210		210
Vesting of restricted common stock		38,862
Exercise of options to purchase common stock	28		28
Exercise of options to purchase common stock (Shares)		17,443
Net loss	(14,264)			(14,264)
Balance at Jun. 30, 2019					$ 60,924
Balance (in shares) at Jun. 30, 2019					76,499,992
Balance at Jun. 30, 2019	(54,134)		1,113	(55,247)
Balance (in shares) at Jun. 30, 2019		937,681
Balance at Dec. 31, 2018					$ 60,893
Balance (in shares) at Dec. 31, 2018					76,499,992	0
Balance at Dec. 31, 2018	(40,077)		906	(40,983)
Balance (in shares) at Dec. 31, 2018		881,376
Series A-1 and Series B preferred stock dividends and accretion	(1,609)
Net loss	(21,837)
Balance at Sep. 30, 2019					$ 61,900	$ 46,240
Balance (in shares) at Sep. 30, 2019					76,499,992	55,486,215
Balance at Sep. 30, 2019	(63,051)			(63,051)
Balance (in shares) at Sep. 30, 2019		970,640
Balance at Dec. 31, 2018					$ 60,893
Balance (in shares) at Dec. 31, 2018					76,499,992	0
Balance at Dec. 31, 2018	(40,077)		906	(40,983)
Balance (in shares) at Dec. 31, 2018		881,376
Issuance of Series B preferred stock						$ 51,452
Issuance of Series B preferred stock (Shares)						62,535,183
Series A-1 and Series B preferred stock dividends and accretion	(4,287)		(1,677)	(2,610)	$ 2,601	$ 1,686
Series A-1 and Series B preferred stock dividends and accretion	(4,287)
Stock-based compensation expense	711		711
Vesting of restricted common stock		71,312
Exercise of options to purchase common stock	$ 60		60
Exercise of options to purchase common stock (Shares)	36,012	36,012
Net loss	$ (30,704)			(30,704)
Balance at Dec. 31, 2019					$ 63,494	$ 53,138
Balance (in shares) at Dec. 31, 2019					76,499,992	62,535,000
Balance at Dec. 31, 2019	(74,297)			(74,297)
Balance (in shares) at Dec. 31, 2019		988,700
Balance at Jun. 30, 2019					$ 60,924
Balance (in shares) at Jun. 30, 2019					76,499,992
Balance at Jun. 30, 2019	(54,134)		1,113	(55,247)
Balance (in shares) at Jun. 30, 2019		937,681
Issuance of Series B preferred stock						$ 45,638
Issuance of Series B preferred stock (Shares)						55,486,215
Series A-1 and Series B preferred stock dividends and accretion					$ 976	$ 602
Series A-1 and Series B preferred stock dividends and accretion	(1,578)		(1,347)	(231)
Stock-based compensation expense	201		201
Vesting of restricted common stock		16,225
Exercise of options to purchase common stock	33		33
Exercise of options to purchase common stock (Shares)		16,734
Net loss	(7,573)			(7,573)
Balance at Sep. 30, 2019					$ 61,900	$ 46,240
Balance (in shares) at Sep. 30, 2019					76,499,992	55,486,215
Balance at Sep. 30, 2019	(63,051)			(63,051)
Balance (in shares) at Sep. 30, 2019		970,640
Balance at Dec. 31, 2019					$ 63,494	$ 53,138
Balance (in shares) at Dec. 31, 2019					76,499,992	62,535,000
Balance at Dec. 31, 2019	(74,297)			(74,297)
Balance (in shares) at Dec. 31, 2019		988,700
Series A-1 and Series B preferred stock dividends and accretion	5,450		624	(4,826)	$ 3,140	$ 2,310
Stock-based compensation expense	619		619		0
Vesting of restricted common stock		14,026
Exercise of options to purchase common stock	5		5
Exercise of options to purchase common stock (Shares)		1,562
Net loss	(17,201)			(17,201)
Balance at Jun. 30, 2020					$ 66,634	$ 55,448
Balance (in shares) at Jun. 30, 2020					76,499,992	62,535,183
Balance at Jun. 30, 2020	(96,324)			(96,324)
Balance (in shares) at Jun. 30, 2020		1,004,288
Balance at Dec. 31, 2019					$ 63,494	$ 53,138
Balance (in shares) at Dec. 31, 2019					76,499,992	62,535,000
Balance at Dec. 31, 2019	(74,297)			(74,297)
Balance (in shares) at Dec. 31, 2019		988,700
Series A-1 and Series B preferred stock dividends and accretion	$ (8,298)
Exercise of options to purchase common stock (Shares)	64,062
Net loss	$ (36,732)
Balance at Sep. 30, 2020					$ 68,220	$ 105,668
Balance (in shares) at Sep. 30, 2020					76,499,992	104,225,000
Balance at Sep. 30, 2020	(118,257)			(118,257)
Balance (in shares) at Sep. 30, 2020		1,071,959
Balance at Jun. 30, 2020					$ 66,634	$ 55,448
Balance (in shares) at Jun. 30, 2020					76,499,992	62,535,183
Balance at Jun. 30, 2020	(96,324)			(96,324)
Balance (in shares) at Jun. 30, 2020		1,004,288
Issuance of Series B preferred stock						$ 35,826
Issuance of Series B preferred stock (Shares)						41,690,117
Series A-1 and Series B preferred stock dividends and accretion					$ 1,586	$ 1,262
Series A-1 and Series B preferred stock dividends and accretion	(2,848)		(446)	(2,402)
Settlement of Series B tranche rights						13,132
Stock-based compensation expense	340		340
Vesting of restricted common stock		5,171
Exercise of options to purchase common stock	106		$ 106
Exercise of options to purchase common stock (Shares)		62,500
Net loss	(19,531)			(19,531)
Balance at Sep. 30, 2020					$ 68,220	$ 105,668
Balance (in shares) at Sep. 30, 2020					76,499,992	104,225,000
Balance at Sep. 30, 2020	$ (118,257)			$ (118,257)
Balance (in shares) at Sep. 30, 2020		1,071,959